Apr. 30, 2018
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Large Cap Growth Fund

Supplement dated June 14, 2018
to the Prospectus dated April 30, 2018  (as revised June 8, 2018)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Large Cap Growth Fund (the "Fund")

1.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust on June 13, 2018 (the "Meeting"), the Board approved the termination of Boston Advisors, LLC as the subadviser to the Fund, and the appointment of BNY Mellon Asset Management North America Corporation ("The Firm") as the Fund's new subadviser, both effective on or about July 16, 2018 (the "Effective Date").

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, Boston Advisors, LLC in the Prospectus are deleted in their entirety.

b.	The Fund is renamed the "NVIT Dynamic U.S. Growth Fund." All references to the Fund's former name in the Prospectus are replaced accordingly.

c.	The information under the heading "Principal Investment Strategies" on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index.  To achieve this goal, the Fund's subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity and bond indexes, and options on equity index and bond futures contracts.  Futures and options are derivatives and may expose the Fund to leverage.

Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500 Index.  In order to achieve additional exposure to equity markets, the Fund also purchases futures contracts on the S&P 500 Index and call options on such S&P 500 Index futures contracts.  Money market instruments are high-quality short-term debt securities issued by governments and corporations.  Money market instruments serve primarily as collateral for the Fund's derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk.  The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays U.S. Long Treasury Index.  The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks.  Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers.

In determining what the subadviser believes to be the optimal allocation among equity exposures, Treasury bonds and money market instruments, the subadviser uses estimates of forward-looking returns and volatility.  When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund's equity exposure.  When equity markets appear to be unfavorable, the subadviser reduces the Fund's equity exposure by allocating assets to Treasury bond index futures and/or money market instruments.  By combining equity securities, futures on stock and bond indexes, call options and money market instruments in varying amounts, the subadviser may adjust the Fund's overall equity exposure within a range of 50%–150% of the Fund's net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.

The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500 Index. This is in contrast to a growth style of investing, which involves investing in companies whose earnings are expected to grow consistently faster than those of other companies. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

d.	The information under the heading "Principal Risks" on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund's performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options may be illiquid, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks.  The ability to close out positions in exchange-traded options depends on the existence of a liquid market.  Options that expire unexercised have no value.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of debt securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.  The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions.  Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.

Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer's credit rating or the market's perceptions of an issuer's creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund's subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Strategy risk – the subadviser's strategy may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek long-term capital growth while accepting the possibility of significant short-term, or even long-term, losses.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.

e.	The first paragraph under the heading "Performance" on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. As of July 16, 2018, the Fund changed its broad-based securities index from the Russell 1000® Growth Index to the S&P 500 Index in order to more accurately reflect the Fund's core equity investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

f.
The table under the heading "Performance – Average Annual Total Returns For the Periods Ended December 31, 2017" on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	Since Inception (March 24, 2009)
Class I Shares	27.31%	15.58%	16.21%
Class II Shares	27.07%	15.28%	15.92%
Class P Shares	27.19%	15.46%	16.10%
Class Y Shares	27.31%	15.58%	16.21%
S&P 500® Index (reflects no deduction for fees or expenses)	21.83%	15.79%	16.81%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	30.21%	17.33%	18.05%